ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of the Group's subsidiaries, VIEs and VIEs' subsidiaries

As of June 30, 2024, details of the Group’s major principal operating subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

	Date of incorporation or acquisition	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
Tiger Brokers (NZ) Limited (“TBNZ”)	August 02, 2016	New Zealand	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Beijing Bohu Xiangshang Technology Co., LTD (“Beijing BHXS”, “Beijing WFOE I”)	May 17, 2018	PRC	100%
Beijing Xiangshang Yixin Technology Co., Ltd (“Beijing Yixin”, “Beijing WFOE II”)	July 26, 2018	PRC	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
TradeUP Securities Inc (US) (“TradeUP Securities”)	July 12, 2019	USA	100%
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
Hangzhou U-Tiger Technology Co. LTD (“Hangzhou U-Tiger”)	April 09, 2020	PRC	100%[1]
Tiger Fintech (NZ) Limited (“TFNZ”)	May 17, 2021	New Zealand	100%
Tiger Services (AU) Pty Ltd (“Tiger Services AU”)	August 27, 2021	Australia	100%
Tiger Brokers (AU) PTY Limited (“TBAU”)	September 13, 2021	Australia	100%
Tiger Brokers (HK) Global Limited (“Tiger Brokers HK”)	October 26, 2021	Hong Kong	100%
VIEs:
Beijing Xiangshang Rongke Technology Co. LTD (“Beijing Rongke”, “Ningxia VIE”)	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co., LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
VIEs’ subsidiaries:
Beijing U-Tiger Network Technology Co., LTD (“Beijing U-Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U-Tiger Business Service Co., Ltd (“Beijing U-Tiger Business”)	April 21, 2016	PRC	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Beijing Yixin Xiangshang Technology Co.,LTD (“Beijing Xiangshang”)	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co., LTD (“Guangzhou U Tiger”)	December 24, 2018	PRC	VIE’s subsidiary

1Up Fintech International Limited owns 85% percentage of the shares of Hangzhou U-Tiger, and the holder of the remaining 15% has pledged its voting interest to Up Fintech International Limited, which as a result controls 100% of the voting power of this entity.